Schedule of Investments
November 30, 2023 (unaudited)
Archer Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 87.14%

Accident & Health Insurance - 2.83%
Principal Financial Group, Inc.	3,435	253,606

Agricultural Chemicals - 4.42%
CF Industries Holdings, Inc.	2,575	193,511
Mosaic Co.	5,650	202,779

		396,290

Beverages - 1.84%
The Coca Cola Company	2,814	164,450

Computer Communications Equipment - 1.85%
Cisco Systems, Inc.	3,417	165,314

Compter Storage Devices - 2.33%
NetApp, Inc.	2,280	208,369

Crude Petroleum & Natural Gas - 4.17%
Coterra Energy, Inc. Class A	7,200	189,000
Devon Energy Corp.	4,110	184,827

		373,827

Electric Services - 5.98%
NextEra Energy, Inc.	4,170	243,987
NRG Energy, Inc.	6,095	291,585

		535,572

Fats & Oils - 1.94%
Archer-Daniels-Midland Co.	2,358	173,855

Fire, Marine & Casualty Insurance - 1.94%
American Financial Group, Inc.	1,520	173,873

Gas & Other Services - 1.78%
UGI Corp.	7,240	159,208

General Bldg Contractors - Residential Bldgs - 2.10%
Lennar Corp.	1,470	188,042

Hospital & Medical Service Plans - 2.72%
UnitedHealth Group, Inc.	441	243,860

Natural Gas Distribution - 2.95%
Atmos Energy Corp.	2,320	264,039

Operative Builders - 2.33%
PulteGroup, Inc.	2,362	208,848

Pharmaceutical Preparations - 7.81%
Johnson & Johnson	1,310	202,605
Merck & Co., Inc.	2,685	275,159
Pfizer, Inc.	7,288	222,065

		699,829

Pipe Lines (No Natural Gas) - 2.60%
HF Sinclair Corp.	4,400	233,011

Radio & Tv Broadcasting & Communications Equipment - 2.45%
Qualcomm, Inc.	1,700	219,385

Retail-Building Materials, Hardware, Garden Supply - 2.06%
Tractor Supply Co.	910	184,739

Retail - Miscellaneous Shopping Goods Stores- 2.17%
Dick's Sporting Goods, Inc.	1,495	194,499

Retail - Variety Stores - 4.17%
Costco Wholesale Corp.	630	373,426

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.10%
LPL Financial Holdings, Inc.	847	188,288

Services- Advertising Agencies - 3.39%
Interpublic Group of Cos., Inc.	4,450	136,793
Omnicom Group, Inc.	2,070	166,904

		303,697

Services- Computer Programming, Data Processing, Etc.- 8.24%
Alphabet, Inc. Class A (2)	2,900	384,337
Meta Platforms, Inc. Class A (2)	1,080	353,322

		737,659

Services-Help Supply Services - 1.62%
Robert Half, Inc.	1,765	144,695

Services - Prepackaged Software - 2.32%
Gen Digital, Inc.	9,403	207,618

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 2.20%
Steel Dynamics, Inc.	1,655	197,160

Sugar & Confectionery Products - 2.10%
Hershey Co.	1,003	188,484

Surgical & Medical Instruments & Apparatus - 2.15%
3M Co.	1,940	192,196

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies - 2.58%
Ferguson PLC. (United Kingdom)	1,351	231,480

Total Common Stock	(Cost $ 7,331,787)	7,805,319

Real Estate Investment Trusts - 7.19%

Avalonbay Communities, Inc.	1,680	290,539
Public Storage	660	170,782
Weyerhaeuser Co.	5,820	182,457

Total Real Estate Investment Trusts	(Cost $ 661,164)	643,778

Money Market Registered Investment Companies - 5.36%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 5.23% (3)	480,520	480,520

Total Money Market Registered Investment Companies	(Cost $ 480,520)	480,520

Total Investments - 99.70%	(Cost $ 8,473,471)	8,929,617

Other Assets less Liabilities - .30%		27,191

Total Net Assets - 100.00%		8,956,808

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$8,929,617	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$8,929,617	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2023.